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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1. Schedule of Investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—95.0%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
Lockheed Martin Corp.	43,726	$10,989,656
AIRLINES—0.5%
Southwest Airlines Co.	219,906	11,503,283
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	215,445	12,810,360
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Hanesbrands, Inc.	172,752	4,095,950
Kate Spade & Co.*	550,223	10,184,628
PVH Corp.	178,324	16,728,574
		31,009,152
APPAREL RETAIL—0.3%
The TJX Cos., Inc.	97,261	7,286,794
APPLICATION SOFTWARE—3.2%
Adobe Systems, Inc.*	240,589	27,277,981
Autodesk, Inc.*	170,230	13,846,508
salesforce.com, Inc.*	471,669	37,309,018
		78,433,507
AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC.	177,704	12,449,942
BIOTECHNOLOGY—5.2%
ACADIA Pharmaceuticals, Inc.*	203,300	7,032,147
Alexion Pharmaceuticals, Inc.*	69,727	9,111,924
Biogen, Inc.*	69,894	19,377,413
BioMarin Pharmaceutical, Inc.*	113,776	9,970,191
Celgene Corp.*	327,874	38,082,565
Gilead Sciences, Inc.	52,232	3,784,208
Incyte Corp.*	217,478	26,360,508
Vertex Pharmaceuticals, Inc.*	192,017	16,488,500
		130,207,456
BREWERS—1.3%
Molson Coors Brewing Co., Cl. B	326,615	31,524,880
BROADCASTING—1.2%
CBS Corp., Cl. B	443,568	28,605,700
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC.	309,507	13,612,118
CABLE & SATELLITE—3.3%
Charter Communications, Inc., Cl. A*	32,072	10,389,724
Comcast Corporation, Cl. A	935,925	70,587,464
		80,977,188
COMMUNICATIONS EQUIPMENT—0.6%
Palo Alto Networks, Inc.*	101,484	14,974,979
CONSUMER FINANCE—0.4%
LendingClub Corp.*	1,406,633	8,678,926
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Visa, Inc., Cl. A	1,128,273	93,319,460
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	14,420	1,220,365

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DIVERSIFIED BANKS—(CONT.)
Wells Fargo & Co.	199,137	$11,217,387
		12,437,752
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
AMETEK, Inc.	194,801	9,954,331
FINANCIAL EXCHANGES & DATA—1.2%
IntercontinentalExchange Group, Inc.	442,169	25,804,983
S&P Global, Inc.	26,865	3,228,636
		29,033,619
FOOTWEAR—0.3%
NIKE, Inc., Cl. B	156,187	8,262,292
HEALTH CARE EQUIPMENT—3.1%
Boston Scientific Corp.*	499,843	12,026,223
Danaher Corp.	205,759	17,267,295
DexCom, Inc.*	240,026	18,998,058
Edwards Lifesciences Corp.*	181,042	17,423,482
Medtronic PLC.	149,079	11,332,985
		77,048,043
HEALTH CARE SERVICES—0.2%
Envision Healthcare Corp.*	73,572	5,002,896
HOME ENTERTAINMENT SOFTWARE—1.6%
Activision Blizzard, Inc.	119,680	4,812,333
Electronic Arts, Inc.*	424,547	35,419,956
		40,232,289
HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	252,750	34,773,345
HOTELS RESORTS & CRUISE LINES—0.6%
Ctrip.com International Ltd.#*	44,443	1,920,382
Marriott International, Inc., Cl. A	154,909	13,105,301
		15,025,683
HOUSEWARES & SPECIALTIES—1.6%
Newell Brands, Inc.	862,500	40,822,125
HYPERMARKETS & SUPER CENTERS—0.6%
Costco Wholesale Corp.	88,616	14,528,593
INDUSTRIAL CONGLOMERATES—3.4%
Honeywell International, Inc.	712,169	84,263,836
INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	217,587	30,409,959
INTERNET RETAIL—6.3%
Amazon.com, Inc.*	180,343	148,508,854
NetFlix, Inc.*	58,790	8,272,341
		156,781,195
INTERNET SOFTWARE & SERVICES—14.1%
Alibaba Group Holding Ltd.#*	198,602	20,120,369
Alphabet, Inc., Cl. C*	224,026	178,501,677
eBay, Inc.*	299,591	9,535,981
Facebook, Inc., Cl. A*	880,160	114,702,451
Match Group, Inc.*	360,257	6,257,664
Palantir Technologies, Inc., Cl. A*,@	153,282	931,955

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Yahoo! Inc.*	467,005	$20,580,910
		350,631,007
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	474,429	20,158,488
LIFE SCIENCES TOOLS & SERVICES—0.2%
Thermo Fisher Scientific, Inc.	34,446	5,249,226
MANAGED HEALTH CARE—3.7%
Aetna, Inc.	119,460	14,169,151
Centene Corp.*	145,925	9,232,675
Humana, Inc.	36,235	7,192,647
UnitedHealth Group, Inc.	377,097	61,127,424
		91,721,897
METAL & GLASS CONTAINERS—0.1%
Ball Corp.	47,560	3,626,926
MOVIES & ENTERTAINMENT—1.4%
The Walt Disney Co.	196,349	21,726,017
Time Warner, Inc.	138,118	13,376,728
		35,102,745
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	222,787	12,603,061
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Anadarko Petroleum Corp.	400,968	27,879,305
EOG Resources, Inc.	20,771	2,109,918
Pioneer Natural Resources Co.	69,759	12,572,665
		42,561,888
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Bank of America Corp.	751,506	17,014,096
PACKAGED FOODS & MEATS—0.4%
The Kraft Heinz Co.	54,700	4,884,163
The WhiteWave Foods Co.*	72,858	4,011,561
		8,895,724
PHARMACEUTICALS—1.8%
Allergan PLC.	202,854	44,402,712
RAILROADS—1.0%
Union Pacific Corp.	227,309	24,226,593
RESEARCH & CONSULTING SERVICES—0.3%
Verisk Analytics, Inc., Cl. A*	95,079	7,857,329
RESTAURANTS—0.6%
Starbucks Corp.	269,381	14,875,219
SEMICONDUCTORS—4.9%
Broadcom Ltd.	293,963	58,645,619
Cavium Networks, Inc.*	104,054	6,889,415
Micron Technology, Inc.*	808,601	19,495,370
Microsemi Corp.*	319,275	16,969,466
NXP Semiconductors NV*	160,070	15,662,850
QUALCOMM, Inc.	90,629	4,842,307
		122,505,027

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOFT DRINKS—1.2%
PepsiCo, Inc.	288,766	$29,968,135
SPECIALIZED CONSUMER SERVICES—0.1%
ServiceMaster Global Holdings, Inc.*	48,230	1,783,545
SPECIALTY CHEMICALS—0.5%
The Sherwin-Williams Co.	18,643	5,663,930
WR Grace & Co.	109,032	7,560,279
		13,224,209
SYSTEMS SOFTWARE—6.8%
Choicestream, Inc.*,@,(a)	82,955	–
Microsoft Corp.	2,147,027	138,805,295
Red Hat, Inc.*	172,212	13,067,447
ServiceNow, Inc.*	183,974	16,671,724
		168,544,466
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	1,060,418	128,681,724
Western Digital Corp.	290,978	23,199,676
		151,881,400
TOBACCO—1.0%
Philip Morris International, Inc.	269,444	25,901,652
TRADING COMPANIES & DISTRIBUTORS—1.3%
HD Supply Holdings, Inc.*	570,953	24,151,312
United Rentals, Inc.*	56,989	7,209,678
		31,360,990
WIRELESS TELECOMMUNICATION SERVICES—0.5%
T-Mobile US, Inc.*	213,387	13,287,608
TOTAL COMMON STOCKS
(Cost $1,961,609,681)		2,362,343,302
PREFERRED STOCKS—0.3%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.1%
Palantir Technologies, Inc., Cl. B*,@	625,130	3,800,790
Palantir Technologies, Inc., Cl. D*,@	81,445	495,186
		4,295,976
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@	76,682	4,357,071
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(a)	715,332	–
Choicestream, Inc., Cl. B*,@,(a)	1,649,956	–
		–
TOTAL PREFERRED STOCKS
(Cost $8,711,512)		8,653,047
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(a)	387,502	–
(Cost $387,114)		–

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—1.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Blackstone Group LP.	819,090	$25,088,727
(Cost $24,141,052)		25,088,727
REAL ESTATE INVESTMENT TRUST—1.4%	SHARES	VALUE
MORTGAGE—0.3%
Blackstone Mortgage Trust, Inc., Cl. A	238,652	7,276,500
SPECIALIZED—1.1%
Crown Castle International Corp.	244,287	21,455,727
Equinix, Inc.	16,439	6,328,686
		27,784,413
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $34,660,067)		35,060,913
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	387,502	387,502
(Cost $95,841)		387,502
Total Investments
(Cost $2,029,605,267)(b)	97.7%	2,431,533,491
Other Assets in Excess of Liabilities	2.3%	56,290,657
NET ASSETS	100.0%	$2,487,824,148

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Choicestream, Inc.	03/14/14	$24,057	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	95,841	0.00%	387,502	0.01%
Choicestream, Inc., 6/22/26	08/04/16	387,114	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	572,038	0.03%	0	0.0%
Choicestream, Inc., Cl. B	07/10/14	989,973	0.05%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	2,483,730	0.14%	4,357,071	0.18%
Palantir Technologies, Inc., Cl. A	10/07/14	997,406	0.05%	931,955	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	4,128,004	0.22%	3,800,790	0.15%
Palantir Technologies, Inc., Cl. D	10/14/14	537,767	0.03%	495,186	0.02%
Total				$9,972,504	0.40%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,029,605,267, amounted to $401,928,224 which consisted of aggregate gross unrealized appreciation of $418,124,755 and aggregate gross unrealized depreciation of $16,196,531.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

See Notes to Financial Statements

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—97.3%	SHARES	VALUE
AUSTRALIA—1.7%
DIVERSIFIED METALS & MINING—1.7%
BHP Billiton Ltd.	93,200	$1,891,238
Rio Tinto Ltd.	21,000	1,065,529
		2,956,767
(Cost $2,318,447)
BELGIUM—1.0%
BREWERS—1.0%
Anheuser-Busch InBev SA	16,300	1,702,172
(Cost $1,729,214)
CANADA—13.3%
DIVERSIFIED BANKS—2.4%
Royal Bank of Canada	56,489	4,061,721
FOOD RETAIL—1.0%
Alimentation Couche-Tard, Inc.	36,500	1,672,122
GOLD—0.3%
Agnico Eagle Mines Ltd.	12,700	605,817
INTEGRATED OIL & GAS—2.6%
Cenovus Energy, Inc.	149,200	2,036,422
Suncor Energy, Inc.	80,037	2,482,549
		4,518,971
LIFE & HEALTH INSURANCE—3.9%
Manulife Financial Corp.	207,000	3,969,144
Sun Life Financial, Inc.	68,000	2,684,045
		6,653,189
OIL & GAS EXPLORATION & PRODUCTION—3.1%
Canadian Natural Resources Ltd.	59,000	1,783,784
Encana Corp.	284,000	3,625,300
		5,409,084
TOTAL CANADA
(Cost $22,186,994)		22,920,904
CHINA—4.9%
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Byd Co., Ltd.	150,000	829,781
HEALTH CARE FACILITIES—0.4%
China Resources Phoenix Healthcare Holdings Co., Ltd.*	449,200	604,342
INTERNET SOFTWARE & SERVICES—4.0%
Alibaba Group Holding Ltd.#*	36,000	3,647,160
Tencent Holdings Ltd.	127,500	3,333,536
		6,980,696
TOTAL CHINA
(Cost $6,818,474)		8,414,819
FRANCE—7.2%
AUTO PARTS & EQUIPMENT—0.9%
Valeo SA	23,839	1,457,166
BIOTECHNOLOGY—0.2%
DBV Technologies SA#*	12,100	417,692
DIVERSIFIED BANKS—2.6%
BNP Paribas SA	37,064	2,371,272

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FRANCE—(CONT.)
DIVERSIFIED BANKS—(CONT.)
Societe Generale SA	44,000	$2,151,252
		4,522,524
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Schneider Electric SE	12,000	858,728
HOME ENTERTAINMENT SOFTWARE—0.4%
UBISOFT Entertainment*	20,200	664,201
INTEGRATED OIL & GAS—2.6%
TOTAL SA	87,550	4,430,019
TOTAL FRANCE
(Cost $11,944,008)		12,350,330
GERMANY—9.9%
APPLICATION SOFTWARE—1.1%
SAP SE	20,836	1,905,633
AUTOMOBILE MANUFACTURERS—1.7%
Bayerische Motoren Werke AG	31,946	2,917,267
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
KION Group AG	32,000	1,950,387
HEALTH CARE SERVICES—0.6%
Fresenius Medical Care AG & Co.	11,700	955,098
INDUSTRIAL CONGLOMERATES—1.2%
Siemens AG	16,500	2,134,612
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Deutsche Telekom AG	99,000	1,733,355
MULTI-LINE INSURANCE—1.1%
Allianz SE	11,500	1,954,772
PHARMACEUTICALS—1.4%
Bayer AG	21,000	2,332,878
SPECIALIZED FINANCE—0.7%
Deutsche Boerse AG	13,000	1,158,834
TOTAL GERMANY
(Cost $16,426,360)		17,042,836
GREECE—0.5%
CONSTRUCTION MATERIALS—0.5%
Titan Cement Co., SA	40,000	898,261
(Cost $905,029)
HONG KONG—1.7%
CONSTRUCTION & ENGINEERING—0.5%
China State Construction International Holdings Ltd.	467,000	758,853
HOUSEHOLD APPLIANCES—0.4%
Techtronic Industries Co., Ltd.	200,000	691,722
LIFE & HEALTH INSURANCE—0.8%
AIA Group Ltd.	233,170	1,443,638
TOTAL HONG KONG
(Cost $3,065,032)		2,894,213
INDIA—1.2%
DIVERSIFIED BANKS—0.8%
HDFC Bank Ltd.	64,727	1,386,068

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDIA—(CONT.)
OIL & GAS REFINING & MARKETING—0.4%
Reliance Industries Ltd.*	50,000	$774,833
TOTAL INDIA
(Cost $1,696,164)		2,160,901
IRELAND—3.6%
BUILDING PRODUCTS—1.0%
Johnson Controls International PLC.	40,000	1,759,200
CONSTRUCTION MATERIALS—1.0%
CRH PLC.	52,000	1,814,966
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC.	16,000	1,132,480
PHARMACEUTICALS—0.9%
Shire PLC.	27,000	1,503,425
TOTAL IRELAND
(Cost $6,407,478)		6,210,071
JAPAN—18.2%
AUTOMOBILE MANUFACTURERS—2.4%
Fuji Heavy Industries Ltd.	31,706	1,269,032
Toyota Motor Corp.	49,710	2,891,419
		4,160,451
COMMODITY CHEMICALS—1.4%
Toray Industries, Inc.	273,706	2,370,525
CONSTRUCTION & ENGINEERING—0.5%
Takeuchi Manufacturing Co., Ltd.*	40,000	849,189
CONSUMER ELECTRONICS—0.8%
Sony Corp.	44,000	1,332,516
DIVERSIFIED BANKS—1.9%
Mitsubishi UFJ Financial Group, Inc.	501,400	3,211,437
DIVERSIFIED CHEMICALS—0.6%
Daicel Corp.	95,900	1,060,706
DIVERSIFIED REAL ESTATE ACTIVITIES—0.9%
Mitsui Fudosan Co., Ltd.	64,550	1,490,609
ELECTRONIC COMPONENTS—0.8%
Alps Electric Co., Ltd.	53,500	1,425,329
HEAVY ELECTRICAL EQUIPMENT—0.8%
Mitsubishi Electric Corp.	87,000	1,324,317
HOMEBUILDING—0.6%
Haseko Corp.	98,900	1,090,268
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.7%
Temp Holdings Co., Ltd.	75,000	1,300,965
INDUSTRIAL MACHINERY—1.0%
CKD Corp.*	50,000	668,054
DMG Mori Co., Ltd.*	80,000	1,093,434
		1,761,488
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
Nippon Telegraph & Telephone Corp.	40,000	1,767,284
LIFE & HEALTH INSURANCE—2.8%
Dai-ichi Life Holdings, Inc.	155,000	2,810,602

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
JAPAN—(CONT.)
LIFE & HEALTH INSURANCE—(CONT.)
T&D Holdings, Inc.*	134,000	$1,985,588
		4,796,190
RAILROADS—0.9%
East Japan Railway Co.	17,650	1,598,687
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SoftBank Group Corp.	24,000	1,849,364
TOTAL JAPAN
(Cost $30,586,021)		31,389,325
NETHERLANDS—4.4%
DIVERSIFIED BANKS—1.5%
ING Groep NV	180,000	2,586,111
PERSONAL PRODUCTS—1.2%
Unilever NV	50,000	2,028,279
SEMICONDUCTOR EQUIPMENT—1.2%
ASML Holding NV#	17,176	2,085,166
SEMICONDUCTORS—0.5%
NXP Semiconductors NV*	8,600	841,510
TOTAL NETHERLANDS
(Cost $7,376,330)		7,541,066
NORWAY—0.8%
PACKAGED FOODS & MEATS—0.8%
Orkla ASA	150,000	1,399,639
(Cost $1,439,230)
RUSSIA—0.5%
DIVERSIFIED BANKS—0.5%
Sberbank of Russia PJSC#	75,000	879,391
(Cost $879,530)
SOUTH KOREA—2.6%
DIVERSIFIED METALS & MINING—0.5%
POSCO*	4,000	943,397
ELECTRONIC EQUIPMENT MANUFACTURERS—0.7%
SFA Engineering Corp.*	20,300	1,241,594
SEMICONDUCTORS—1.4%
SK Hynix, Inc.	50,000	2,330,180
TOTAL SOUTH KOREA
(Cost $3,844,158)		4,515,171
SPAIN—1.4%
DIVERSIFIED BANKS—1.4%
Banco Santander SA*	432,000	2,413,751
(Cost $2,189,133)
SWEDEN—2.8%
BUILDING PRODUCTS—0.9%
Assa Abloy AB, Cl. B	80,800	1,528,927
CONSTRUCTION & ENGINEERING—1.1%
Skanska AB	78,000	1,907,098

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SWEDEN—(CONT.)
DIVERSIFIED BANKS—0.8%
Nordea Bank AB*	122,000	$1,472,810
TOTAL SWEDEN
(Cost $4,596,774)		4,908,835
SWITZERLAND—2.1%
DIVERSIFIED CAPITAL MARKETS—1.3%
UBS Group AG	135,000	2,194,153
PROPERTY & CASUALTY INSURANCE—0.8%
Chubb Ltd.	11,200	1,472,688
TOTAL SWITZERLAND
(Cost $3,474,632)		3,666,841
TAIWAN—3.0%
ELECTRONIC COMPONENTS—0.7%
Largan Precision Co., Ltd.*	8,151	1,171,702
SEMICONDUCTORS—1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.*	514,100	3,078,724
TEXTILES—0.5%
Eclat Textile Co., Ltd.*	90,000	944,783
TOTAL TAIWAN
(Cost $3,939,536)		5,195,209
UNITED KINGDOM—14.9%
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Man Group PLC.	1,120,000	1,880,938
DIVERSIFIED BANKS—2.5%
Barclays PLC.	880,000	2,442,574
HSBC Holdings PLC.	220,000	1,873,086
		4,315,660
HOUSEHOLD PRODUCTS—0.6%
Reckitt Benckiser Group PLC.	12,052	1,034,253
INDUSTRIAL CONGLOMERATES—0.5%
Smiths Group PLC.	47,000	890,939
INTEGRATED OIL & GAS—3.8%
BP PLC.	506,100	3,023,062
Royal Dutch Shell PLC., Cl. B	123,632	3,492,332
		6,515,394
PHARMACEUTICALS—2.7%
AstraZeneca PLC.	48,000	2,547,617
GlaxoSmithKline PLC.	105,000	2,029,367
		4,576,984
TOBACCO—1.7%
British American Tobacco PLC.	48,511	2,994,841
TRADING COMPANIES & DISTRIBUTORS—1.3%
Ashtead Group PLC.	66,600	1,350,435
Wolseley PLC.	15,000	929,065
		2,279,500
WIRELESS TELECOMMUNICATION SERVICES—0.7%
Vodafone Group PLC.	500,000	1,224,912
TOTAL UNITED KINGDOM
(Cost $25,353,324)		25,713,421

THE ALGER FUNDS | ALGER INTERNATIONAL GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
UNITED STATES—1.6%
APPLICATION SOFTWARE—0.2%
Mobileye NV*	7,000	$300,720
PHARMACEUTICALS—0.4%
Allergan PLC.	3,700	809,893
SEMICONDUCTORS—1.0%
Broadcom Ltd.	8,438	1,683,381
TOTAL UNITED STATES
(Cost $2,756,208)		2,793,994
TOTAL COMMON STOCKS
(Cost $159,932,076)		167,967,917
Total Investments
(Cost $159,932,076)(a)	97.3%	167,967,917
Other Assets in Excess of Liabilities	2.7%	4,687,438
NET ASSETS	100.0%	$172,655,355

* Non-income producing security.
# American Depositary Receipts.
(a) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $160,837,899, amounted to $7,130,018 which consisted of aggregate gross unrealized appreciation of $15,922,955 and aggregate gross unrealized depreciation of $8,792,937.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—87.2%	SHARES	VALUE
AEROSPACE & DEFENSE—2.0%
Hexcel Corp.	31,933	$1,639,759
TransDigm Group, Inc.	7,574	1,639,014
		3,278,773
AIRLINES—0.6%
Southwest Airlines Co.	18,074	945,451
APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Kate Spade & Co.*	50,290	930,868
Lululemon Athletica, Inc.*	17,849	1,204,986
PVH Corp.	15,326	1,437,732
		3,573,586
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	14,585	1,220,765
Ross Stores, Inc.	26,476	1,750,328
		2,971,093
APPLICATION SOFTWARE—2.4%
Autodesk, Inc.*	29,516	2,400,831
Mobileye NV*	38,638	1,659,889
		4,060,720
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
WisdomTree Investments, Inc.	113,591	1,169,987
AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC.	13,813	967,739
AUTOMOTIVE RETAIL—1.3%
Advance Auto Parts, Inc.	12,795	2,101,451
BIOTECHNOLOGY—6.3%
Alexion Pharmaceuticals, Inc.*	16,891	2,207,316
BioMarin Pharmaceutical, Inc.*	13,353	1,170,123
Bluebird Bio, Inc.*	12,689	945,331
Clovis Oncology, Inc.*	19,652	1,273,450
Incyte Corp.*	18,972	2,299,596
Spark Therapeutics, Inc.*	13,154	829,491
TESARO, Inc.*	10,711	1,744,179
		10,469,486
BROADCASTING—0.8%
CBS Corp., Cl. B	19,853	1,280,320
BUILDING PRODUCTS—2.0%
Fortune Brands Home & Security, Inc.	29,964	1,651,915
Johnson Controls International PLC.	39,774	1,749,261
		3,401,176
CASINOS & GAMING—1.1%
Red Rock Resorts, Inc., Cl. A	77,735	1,825,218
COMMUNICATIONS EQUIPMENT—1.4%
Palo Alto Networks, Inc.*	15,452	2,280,097
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.0%
Allison Transmission Holdings, Inc.	47,508	1,661,830
CONSTRUCTION MATERIALS—0.8%
Vulcan Materials Co.	11,047	1,417,661

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSUMER FINANCE—0.5%
LendingClub Corp.*	138,307	$853,354
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Euronet Worldwide, Inc.*	15,595	1,115,354
Fiserv, Inc.*	18,642	2,002,710
FleetCor Technologies, Inc.*	8,732	1,287,883
WNS Holdings Ltd.#*	72,668	2,066,678
		6,472,625
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
Acuity Brands, Inc.	4,109	851,508
AMETEK, Inc.	39,633	2,025,246
Rockwell Automation, Inc.	11,762	1,740,659
		4,617,413
ELECTRONIC COMPONENTS—0.8%
Universal Display Corp.	21,219	1,400,454
FINANCIAL EXCHANGES & DATA—3.0%
IntercontinentalExchange Group, Inc.	28,765	1,678,725
MarketAxess Holdings, Inc.	9,215	1,725,509
S&P Global, Inc.	14,055	1,689,130
		5,093,364
FOOD DISTRIBUTORS—1.2%
Performance Food Group Co.*	88,300	1,955,845
GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	22,041	1,701,345
HEALTH CARE EQUIPMENT—6.9%
ABIOMED, Inc.*	15,850	1,685,964
CR Bard, Inc.	6,576	1,560,682
DexCom, Inc.*	26,247	2,077,450
Edwards Lifesciences Corp.*	18,905	1,819,417
IDEXX Laboratories, Inc.*	17,054	2,086,216
Masimo Corp.*	18,316	1,347,691
Nevro Corp.*	10,928	950,955
		11,528,375
HEALTH CARE TECHNOLOGY—1.2%
Medidata Solutions, Inc.*	40,243	1,993,638
HOME ENTERTAINMENT SOFTWARE—1.7%
Electronic Arts, Inc.*	33,519	2,796,490
HOTELS RESORTS & CRUISE LINES—1.1%
Marriott International, Inc., Cl. A	22,657	1,916,782
HOUSEHOLD PRODUCTS—0.9%
Church & Dwight Co., Inc.	33,314	1,506,459
HOUSEWARES & SPECIALTIES—1.9%
Newell Brands, Inc.	66,318	3,138,831
INDUSTRIAL GASES—1.4%
Air Products & Chemicals, Inc.	17,027	2,379,694
INDUSTRIAL MACHINERY—0.5%
Snap-on, Inc.	4,617	838,124
INTERNET SOFTWARE & SERVICES—1.6%
Match Group, Inc.*	85,615	1,487,133

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Palantir Technologies, Inc., Cl. A*,@	16,376	$99,566
Q2 Holdings, Inc.*	36,162	1,148,143
		2,734,842
INVESTMENT BANKING & BROKERAGE—1.0%
TD Ameritrade Holding Corp.	37,162	1,715,026
IT CONSULTING & OTHER SERVICES—1.9%
Gartner, Inc.*	11,587	1,151,284
InterXion Holding NV*	53,620	2,060,617
		3,211,901
LEISURE PRODUCTS—0.7%
Coach, Inc.	29,384	1,097,492
LIFE SCIENCES TOOLS & SERVICES—0.9%
Illumina, Inc.*	9,092	1,455,629
MANAGED HEALTH CARE—0.7%
WellCare Health Plans, Inc.*	7,838	1,140,743
METAL & GLASS CONTAINERS—1.2%
Ball Corp.	27,138	2,069,544
MOVIES & ENTERTAINMENT—1.0%
Viacom, Inc., Cl. B	41,204	1,736,337
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Encana Corp.	92,413	1,179,190
Pioneer Natural Resources Co.	6,468	1,165,727
		2,344,917
PACKAGED FOODS & MEATS—1.2%
Conagra Brands, Inc.	26,678	1,042,843
Pinnacle Foods, Inc.	17,673	940,027
		1,982,870
PHARMACEUTICALS—1.4%
Aerie Pharmaceuticals, Inc.*	26,172	1,148,951
Zoetis, Inc.	20,370	1,119,128
		2,268,079
REGIONAL BANKS—1.7%
Citizens Financial Group, Inc.	29,936	1,082,785
Regions Financial Corp.	124,421	1,792,907
		2,875,692
RESEARCH & CONSULTING SERVICES—1.0%
Verisk Analytics, Inc., Cl. A*	21,354	1,764,695
SEMICONDUCTOR EQUIPMENT—1.3%
Lam Research Corp.	18,815	2,161,091
SEMICONDUCTORS—4.3%
Broadcom Ltd.	15,453	3,082,873
Cavium Networks, Inc.*	21,012	1,391,205
Microsemi Corp.*	18,762	997,200
NVIDIA Corp.	6,332	691,328
Skyworks Solutions, Inc.	11,570	1,061,432
		7,224,038
SPECIALTY CHEMICALS—1.2%
WR Grace & Co.	28,113	1,949,355

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY STORES—1.6%
Tractor Supply Co.	11,573	$852,583
Ulta Beauty, Inc.*	6,799	1,851,232
		2,703,815
SYSTEMS SOFTWARE—3.5%
Fortinet, Inc.*	24,450	813,207
Proofpoint, Inc.*	10,957	878,313
Red Hat, Inc.*	27,821	2,111,058
ServiceNow, Inc.*	23,254	2,107,277
		5,909,855
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.4%
Western Digital Corp.	30,513	2,432,801
TRADING COMPANIES & DISTRIBUTORS—4.0%
Fastenal Co.	59,491	2,955,513
HD Supply Holdings, Inc.*	55,927	2,365,712
United Rentals, Inc.*	10,283	1,300,902
		6,622,127
TRUCKING—0.5%
Old Dominion Freight Line, Inc.	9,347	825,153
TOTAL COMMON STOCKS
(Cost $129,782,244)		145,823,383
PREFERRED STOCKS—4.0%	SHARES	VALUE
BIOTECHNOLOGY—3.7%
Prosetta Biosciences, Inc., Series D*,@,(a)	219,610	742,282
Tolero Pharmaceuticals, Inc.*,@,(a)	495,000	5,499,450
		6,241,732
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	66,787	406,065
Palantir Technologies, Inc., Cl. D*,@	8,701	52,902
		458,967
TOTAL PREFERRED STOCKS
(Cost $2,979,689)		6,700,699
REAL ESTATE INVESTMENT TRUST—3.7%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	22,195	711,794
SPECIALIZED—3.3%
Crown Castle International Corp.	19,567	1,718,570
CyrusOne, Inc.	26,177	1,260,684
Lamar Advertising Co., Cl. A	33,552	2,533,847
		5,513,101
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $6,190,110)		6,224,895

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	314,956	$343,113
(Cost $314,956)		343,113
Total Investments
(Cost $139,266,999)(b)	95.1%	159,092,090
Other Assets in Excess of Liabilities	4.9%	8,124,325
NET ASSETS	100.0%	$167,216,415

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
JS Kred SPV I, LLC.	06/26/15	$314,956	0.15%	$343,113	0.20%
Palantir Technologies, Inc., Cl. A	10/07/14	106,558	0.05%	99,566	0.06%
Palantir Technologies, Inc., Cl. B	10/07/14	441,024	0.22%	406,065	0.25%
Palantir Technologies, Inc., Cl. D	10/14/14	57,451	0.03%	52,902	0.03%
Prosetta Biosciences, Inc., Series
D	02/06/15	988,245	0.50%	742,282	0.44%
Tolero Pharmaceuticals, Inc.	08/01/14	1,003,888	0.45%	3,697,885	2.21%
Tolero Pharmaceuticals, Inc.	10/31/14	489,082	0.23%	1,801,565	1.08%
Total				$7,143,378	4.27%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $139,326,729, amounted to $19,765,361 which consisted of aggregate gross unrealized appreciation of $22,066,719 and aggregate gross unrealized depreciation of $2,301,358.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—86.2%	SHARES	VALUE
AEROSPACE & DEFENSE—0.5%
Digital Globe, Inc.*	25,448	$713,816
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Ralph Lauren Corp.	16,031	1,417,621
APPLICATION SOFTWARE—5.7%
Blackbaud, Inc.	48,417	3,176,639
Mobileye NV*	74,901	3,217,747
Splunk, Inc.*	14,544	841,516
Tyler Technologies, Inc.*	10,888	1,589,866
		8,825,768
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Affiliated Managers Group, Inc.	8,314	1,266,721
WisdomTree Investments, Inc.	288,089	2,967,317
		4,234,038
AUTOMOBILE MANUFACTURERS—0.6%
Thor Industries, Inc.	9,199	952,097
BIOTECHNOLOGY—8.0%
ACADIA Pharmaceuticals, Inc.*	59,049	2,042,505
Incyte Corp.*	30,903	3,745,753
Neurocrine Biosciences, Inc.*	38,446	1,649,718
TESARO, Inc.*	14,389	2,343,105
Ultragenyx Pharmaceutical, Inc.*	35,537	2,665,630
		12,446,711
BREWERS—0.7%
Craft Brew Alliance, Inc.*	68,635	1,043,252
BUILDING PRODUCTS—1.6%
Allegion PLC.	36,838	2,419,151
COMMUNICATIONS EQUIPMENT—1.0%
F5 Networks, Inc.*	11,494	1,540,541
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—2.1%
Wabtec Corp.	36,927	3,199,355
CONSUMER FINANCE—2.9%
LendingClub Corp.*	743,351	4,586,476
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Euronet Worldwide, Inc.*	19,675	1,407,156
DISTRIBUTORS—1.0%
LKQ Corp.*	50,391	1,607,977
ELECTRONIC COMPONENTS—2.2%
Dolby Laboratories Inc., Cl. A	33,939	1,626,017
Universal Display Corp.	28,248	1,864,368
		3,490,385
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
FLIR Systems, Inc.	45,534	1,608,716
FINANCIAL EXCHANGES & DATA—4.3%
IntercontinentalExchange Group, Inc.	59,236	3,457,013
MarketAxess Holdings, Inc.	17,773	3,327,994
		6,785,007

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FOOD DISTRIBUTORS—1.5%
Performance Food Group Co.*	103,845	$2,300,167
HEALTH CARE EQUIPMENT—10.6%
Abaxis, Inc.	34,883	1,777,463
ABIOMED, Inc.*	29,213	3,107,387
Cantel Medical Corp.	41,003	3,174,042
DexCom, Inc.*	41,030	3,247,525
Edwards Lifesciences Corp.*	24,272	2,335,937
Nevro Corp.*	27,039	2,352,934
Tactile Systems Technology, Inc.*	36,019	555,053
		16,550,341
HEALTH CARE SUPPLIES—0.8%
Neogen Corp.*	19,225	1,269,619
HEALTH CARE TECHNOLOGY—3.9%
Medidata Solutions, Inc.*	66,682	3,303,426
Veeva Systems, Inc., Cl. A*	66,750	2,825,528
		6,128,954
HOME ENTERTAINMENT SOFTWARE—2.8%
Activision Blizzard, Inc.	36,283	1,458,940
Take-Two Interactive Software, Inc.*	55,525	2,978,916
		4,437,856
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.1%
WageWorks, Inc.*	23,057	1,663,563
INTERNET SOFTWARE & SERVICES—5.2%
Cornerstone OnDemand, Inc.*	19,475	792,438
GrubHub, Inc.*	43,544	1,809,253
LogMeIn, Inc.	11,984	1,295,471
Match Group, Inc.*	139,155	2,417,122
Palantir Technologies, Inc., Cl. A*,@	81,310	494,365
Q2 Holdings, Inc.*	39,528	1,255,014
		8,063,663
LIFE SCIENCES TOOLS & SERVICES—3.2%
Bio-Techne Corp.	32,552	3,312,166
Luminex Corp.*	80,760	1,632,967
		4,945,133
MOVIES & ENTERTAINMENT—2.2%
Lions Gate Entertainment Corp., Cl. A	59,072	1,699,501
Lions Gate Entertainment Corp., Cl. B*	63,129	1,691,226
		3,390,727
OIL & GAS DRILLING—1.1%
Helmerich & Payne, Inc.	24,878	1,770,318
OIL & GAS EXPLORATION & PRODUCTION—2.1%
Diamondback Energy, Inc.*	7,854	826,005
Pioneer Natural Resources Co.	9,004	1,622,791
Whiting Petroleum Corp.*	76,308	846,256
		3,295,052
PACKAGED FOODS & MEATS—1.1%
Hain Celestial Group, Inc.*	44,446	1,758,284

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—1.0%
Aerie Pharmaceuticals, Inc.*	34,689	$1,522,847
RESTAURANTS—2.1%
Shake Shack, Inc., Cl. A*	94,289	3,329,345
SEMICONDUCTORS—5.1%
Cavium Networks, Inc.*	23,605	1,562,887
Microsemi Corp.*	55,089	2,927,980
Monolithic Power Systems, Inc.	21,315	1,859,521
Skyworks Solutions, Inc.	17,329	1,589,762
		7,940,150
SPECIALTY CHEMICALS—1.0%
WR Grace & Co.	22,636	1,569,580
SYSTEMS SOFTWARE—2.5%
Proofpoint, Inc.*	26,208	2,100,833
ServiceNow, Inc.*	19,300	1,748,966
		3,849,799
TRADING COMPANIES & DISTRIBUTORS—2.0%
Fastenal Co.	18,052	896,823
HD Supply Holdings, Inc.*	54,252	2,294,860
		3,191,683
TRUCKING—0.8%
Old Dominion Freight Line, Inc.	14,104	1,245,101
TOTAL COMMON STOCKS
(Cost $113,462,051)		134,500,249
PREFERRED STOCKS—3.8%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc., Series D*,@,(a)	231,474	782,382
INTERNET SOFTWARE & SERVICES—1.5%
Palantir Technologies, Inc., Cl. B*,@	331,607	2,016,171
Palantir Technologies, Inc., Cl. D*,@	43,203	262,674
		2,278,845
PHARMACEUTICALS—1.8%
Intarcia Therapeutics, Inc., Series DD*,@	49,317	2,802,192
TOTAL PREFERRED STOCKS
(Cost $5,114,017)		5,863,419
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	37,550	–
(Cost $1)		–
MASTER LIMITED PARTNERSHIP—1.3%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
The Blackstone Group LP.	68,374	2,094,295
(Cost $1,632,436)		2,094,295
REAL ESTATE INVESTMENT TRUST—2.8%	SHARES	VALUE
SPECIALIZED—2.8%
Crown Castle International Corp.	29,072	2,553,394

THE ALGER FUNDS | ALGER SMID CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—(CONT.)
Lamar Advertising Co., Cl. A	23,927	$1,806,967
		4,360,361
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,139,788)		4,360,361
Total Investments
(Cost $124,348,293)(b)	94.1%	146,818,324
Other Assets in Excess of Liabilities	5.9%	9,272,793
NET ASSETS	100.0%	$156,091,117

* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Intarcia Therapeutics, Inc., Series
DD	03/27/14	$1,597,378	0.14%	$2,802,192	1.80%
Dyax Corp.	05/07/15	0	0.00%	0	0.00%
Dyax Corp.	05/15/15	0	0.00%	0	0.00%
Dyax Corp.	06/18/15	0	0.00%	0	0.00%
Dyax Corp.	06/26/15	0	0.00%	0	0.00%
Palantir Technologies, Inc., Cl. A	10/07/14	529,084	0.05%	494,365	0.32%
Palantir Technologies, Inc., Cl. B	10/07/14	2,189,744	0.22%	2,016,171	1.29%
Palantir Technologies, Inc., Cl. D	10/14/14	285,262	0.03%	262,674	0.17%
Prosetta Biosciences, Inc., Series
D	02/06/15	1,041,633	0.10%	782,382	0.50%
Total				$6,357,784	4.08%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $131,107,131, amounted to $15,711,193 which consisted of aggregate gross unrealized appreciation of $24,025,750 and aggregate gross unrealized depreciation of $8,314,557.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—97.0%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
Hexcel Corp.	36,897	$1,894,661
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Kate Spade & Co.*	19,680	364,277
APPAREL RETAIL—1.6%
American Eagle Outfitters, Inc.	53,525	808,763
Burlington Stores, Inc.*	13,868	1,160,751
		1,969,514
APPLICATION SOFTWARE—12.9%
ACI Worldwide, Inc.*	101,461	1,968,343
American Software, Inc., Cl. A	170,867	1,792,395
Blackbaud, Inc.	35,211	2,310,194
Ellie Mae, Inc.*	12,126	1,003,305
Everbridge, Inc.*	45,513	840,625
Guidewire Software, Inc.*	26,163	1,369,110
HubSpot, Inc.*	21,438	1,099,769
Manhattan Associates, Inc.*	43,165	2,212,638
Paycom Software, Inc.*	11,431	528,570
Tyler Technologies, Inc.*	21,438	3,130,377
		16,255,326
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
WisdomTree Investments, Inc.	272,830	2,810,149
AUTOMOTIVE RETAIL—0.6%
Lithia Motors, Inc., Cl. A	7,078	729,883
BIOTECHNOLOGY—4.7%
ACADIA Pharmaceuticals, Inc.*	43,948	1,520,161
Halozyme Therapeutics, Inc.*	59,155	683,240
Incyte Corp.*	6,064	735,018
Sarepta Therapeutics, Inc.*	13,688	425,149
TESARO, Inc.*	9,526	1,551,214
Ultragenyx Pharmaceutical, Inc.*	12,869	965,304
		5,880,086
BREWERS—0.7%
Craft Brew Alliance, Inc.*	56,720	862,144
BUILDING PRODUCTS—1.7%
Masonite International Corp.*	31,525	2,099,565
COMMUNICATIONS EQUIPMENT—1.4%
NetScout Systems, Inc.*	52,671	1,753,944
CONSUMER FINANCE—2.4%
LendingClub Corp.*	495,519	3,057,352
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Euronet Worldwide, Inc.*	16,490	1,179,365
ELECTRONIC COMPONENTS—2.1%
Dolby Laboratories Inc., Cl. A	27,658	1,325,095
Universal Display Corp.	19,680	1,298,880
		2,623,975
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.4%
Cognex Corp.	57,327	3,873,012

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—(CONT.)
FLIR Systems, Inc.	45,623	$1,611,861
		5,484,873
FINANCIAL EXCHANGES & DATA—0.6%
MarketAxess Holdings, Inc.	4,185	783,641
FOOD DISTRIBUTORS—1.3%
Performance Food Group Co.*	71,730	1,588,819
HEALTH CARE EQUIPMENT—9.5%
Abaxis, Inc.	45,061	2,296,083
ABIOMED, Inc.*	18,624	1,981,035
Cantel Medical Corp.	43,649	3,378,869
DexCom, Inc.*	9,871	781,289
Inogen, Inc.*	24,056	1,548,485
Insulet Corp.*	26,330	1,095,328
Tactile Systems Technology, Inc.*	54,902	846,040
		11,927,129
HEALTH CARE FACILITIES—0.6%
VCA Antech, Inc.*	9,008	816,125
HEALTH CARE SUPPLIES—5.4%
Meridian Bioscience, Inc.	63,459	831,313
Neogen Corp.*	61,886	4,086,951
Quidel Corp.*	99,619	1,890,769
		6,809,033
HEALTH CARE TECHNOLOGY—6.2%
Medidata Solutions, Inc.*	53,648	2,657,722
Quality Systems, Inc.*	82,749	1,242,063
Veeva Systems, Inc., Cl. A*	48,306	2,044,793
Vocera Communications, Inc.*	89,531	1,857,768
		7,802,346
HOME ENTERTAINMENT SOFTWARE—1.8%
Take-Two Interactive Software, Inc.*	41,322	2,216,925
HUMAN RESOURCE & EMPLOYMENT SERVICES—3.7%
On Assignment, Inc.*	27,002	1,222,651
WageWorks, Inc.*	47,755	3,445,523
		4,668,174
INDUSTRIAL MACHINERY—3.8%
DMC Global, Inc.	29,564	471,546
Proto Labs, Inc.*	30,944	1,624,560
Sun Hydraulics Corp.	67,855	2,658,559
		4,754,665
INTERNET SOFTWARE & SERVICES—4.7%
Cornerstone OnDemand, Inc.*	34,881	1,419,308
GrubHub, Inc.*	33,222	1,380,374
NIC, Inc.	54,029	1,302,099
Shopify, Inc., Cl. A*	14,345	729,013
SPS Commerce, Inc.*	16,393	1,131,117
		5,961,911
IT CONSULTING & OTHER SERVICES—1.0%
InterXion Holding NV*	33,466	1,286,098

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LEISURE FACILITIES—0.9%
Planet Fitness, Inc., Cl. A	52,869	$1,112,364
LIFE SCIENCES TOOLS & SERVICES—4.6%
Bio-Techne Corp.	27,645	2,812,879
Luminex Corp.*	84,984	1,718,376
PRA Health Sciences, Inc.*	21,335	1,250,018
		5,781,273
MANAGED HEALTH CARE—0.2%
HealthEquity, Inc.*	5,282	244,292
MOVIES & ENTERTAINMENT—1.0%
Lions Gate Entertainment Corp., Cl. A	21,534	619,533
Lions Gate Entertainment Corp., Cl. B*	21,534	576,896
		1,196,429
OIL & GAS EQUIPMENT & SERVICES—1.0%
RPC, Inc.	43,747	941,435
US Silica Holdings, Inc.	4,361	257,910
		1,199,345
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Parsley Energy, Inc., Cl. A*	19,498	686,719
PHARMACEUTICALS—2.6%
Aerie Pharmaceuticals, Inc.*	31,679	1,390,708
Pacira Pharmaceuticals, Inc.*	33,484	1,287,460
The Medicines Co.*	16,975	611,949
		3,290,117
RESTAURANTS—2.7%
Shake Shack, Inc., Cl. A*	45,495	1,606,428
Wingstop, Inc.	63,884	1,818,778
		3,425,206
SEMICONDUCTORS—2.5%
Cavium Networks, Inc.*	21,259	1,407,558
Microsemi Corp.*	31,717	1,685,759
		3,093,317
SPECIALTY CHEMICALS—2.7%
Balchem Corp.	31,950	2,723,418
Flotek Industries Inc.*	64,794	684,873
		3,408,291
SPECIALTY STORES—0.4%
Five Below, Inc.*	12,094	481,946
SYSTEMS SOFTWARE—1.9%
Proofpoint, Inc.*	29,197	2,340,431
TOTAL COMMON STOCKS
(Cost $101,896,062)		121,839,710
PREFERRED STOCKS—1.4%	SHARES	VALUE
BIOTECHNOLOGY—1.4%
Prosetta Biosciences, Inc., Series D*,@,(a)	50,688	171,326
Tolero Pharmaceuticals, Inc.*,@,(a)	148,237	1,646,913
		1,818,239
TOTAL PREFERRED STOCKS
(Cost $675,194)		1,818,239

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	9,700	$–
Neuralstem, Inc., 1/8/2019*,@	5,996	–
		–
TOTAL RIGHTS
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
SPECIALIZED—0.9%
CyrusOne, Inc.	22,660	1,091,306
(Cost $762,426)		1,091,306
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC.@	290,078	316,011
(Cost $290,078)		316,011
Total Investments
(Cost $103,623,760)(b)	99.6%	125,065,266
Other Assets in Excess of Liabilities	0.4%	541,506
NET ASSETS	100.0%	$125,606,772

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
JS Kred SPV I, LLC.	06/26/15	$290,078	0.15%	$316,011	0.25%
Neuralstem, Inc.	01/03/14	0	0.00%	0	0.00%
Dyax Corp.	05/01/15	0	0.00%	0	0.00%
Dyax Corp.	08/14/15	0	0.00%	0	0.00%
Prosetta Biosciences, Inc., Series
D	02/06/15	228,096	0.10%	171,326	0.14%
Tolero Pharmaceuticals, Inc.	10/31/14	447,098	0.19%	1,646,913	1.31%
Total				$2,134,250	1.70%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $104,818,914, amounted to $20,246,352 which consisted of aggregate gross unrealized appreciation of $24,591,391 and aggregate gross unrealized depreciation of $4,345,039.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—97.2%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Kate Spade & Co.*	156,561	$2,897,944
APPLICATION SOFTWARE—19.4%
ACI Worldwide, Inc.*	431,514	8,371,372
ANSYS, Inc.*	49,235	4,591,656
Blackbaud, Inc.	145,585	9,551,832
Ellie Mae, Inc.*	25,750	2,130,555
Guidewire Software, Inc.*	122,024	6,385,516
Manhattan Associates, Inc.*	77,215	3,958,041
Paycom Software, Inc.*	71,985	3,328,586
PROS Holdings, Inc.*	141,868	3,175,006
Tyler Technologies, Inc.*	67,707	9,886,576
		51,379,140
ASSET MANAGEMENT & CUSTODY BANKS—2.9%
Wisdom Tree Investments, Inc.	733,047	7,550,384
BIOTECHNOLOGY—4.1%
Incyte Corp.*	89,763	10,880,173
COMMUNICATIONS EQUIPMENT—1.6%
NetScout Systems, Inc.*	123,250	4,104,225
CONSUMER FINANCE—1.6%
LendingClub Corp.*	705,889	4,355,335
ELECTRONIC COMPONENTS—1.2%
Universal Display Corp.	49,315	3,254,790
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.7%
Cognex Corp.	122,980	8,308,529
FLIR Systems, Inc.	117,093	4,136,896
		12,445,425
FINANCIAL EXCHANGES & DATA—2.3%
MarketAxess Holdings, Inc.	32,151	6,020,275
HEALTH CARE EQUIPMENT—14.0%
Abaxis, Inc.	207,711	10,583,914
ABIOMED, Inc.*	44,171	4,698,469
Cantel Medical Corp.	122,760	9,502,851
DexCom, Inc.*	42,833	3,390,232
Inogen, Inc.*	39,437	2,538,560
Insulet Corp.*	151,108	6,286,093
		37,000,119
HEALTH CARE SUPPLIES—5.9%
Meridian Bioscience, Inc.	238,739	3,127,481
Neogen Corp.*	119,774	7,909,875
Quidel Corp.*	240,650	4,567,537
		15,604,893
HEALTH CARE TECHNOLOGY—10.3%
Medidata Solutions, Inc.*	208,565	10,332,310
Quality Systems, Inc.*	270,908	4,066,329
Veeva Systems, Inc., Cl. A*	241,878	10,238,696
Vocera Communications, Inc.*	128,817	2,672,953
		27,310,288

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.8%
WageWorks, Inc.*	104,555	$7,543,643
INDUSTRIAL MACHINERY—4.9%
DMC Global, Inc.	221,206	3,528,236
Proto Labs, Inc.*	67,305	3,533,512
Sun Hydraulics Corp.	152,381	5,970,288
		13,032,036
INTERNET SOFTWARE & SERVICES—4.3%
Cornerstone OnDemand, Inc.*	103,951	4,229,766
NIC, Inc.	265,177	6,390,766
SPS Commerce, Inc.*	9,280	640,320
		11,260,852
LIFE SCIENCES TOOLS & SERVICES—3.4%
Bio-Techne Corp.	88,181	8,972,417
MANAGED HEALTH CARE—0.8%
HealthEquity, Inc.*	44,727	2,068,624
OIL & GAS EQUIPMENT & SERVICES—2.6%
US Silica Holdings, Inc.	115,749	6,845,396
PHARMACEUTICALS—1.1%
Heska Corp.*	36,686	2,920,939
RESTAURANTS—1.0%
Wingstop, Inc.	92,796	2,641,902
SEMICONDUCTORS—1.6%
Cavium Networks, Inc.*	64,967	4,301,465
SPECIALTY CHEMICALS—2.7%
Balchem Corp.	84,810	7,229,204
SYSTEMS SOFTWARE—2.9%
Proofpoint, Inc.*	95,689	7,670,430
TOTAL COMMON STOCKS
(Cost $234,430,963)		257,289,899
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero Pharmaceuticals, Inc.*,@,(a)	10,097	112,178
PHARMACEUTICALS—0.0%
Intarcia Therapeutics, Inc., Series DD*,@	759	43,126
TOTAL PREFERRED STOCKS
(Cost $55,038)		155,304
Total Investments
(Cost $234,486,001)(b)	97.2%	257,445,203
Other Assets in Excess of Liabilities	2.8%	7,361,690
NET ASSETS	100.0%	$264,806,893

* Non-income producing security.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Intarcia Therapeutics, Inc., Series
DD	03/27/14	$24,584	0.14%	$43,126	0.02%
Tolero Pharmaceuticals, Inc.	10/31/14	30,454	0.20%	112,178	0.04%
Total				$155,304	0.06%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $235,534,966, amounted to $21,910,237 which consisted of aggregate gross unrealized appreciation of $27,700,133 and aggregate gross unrealized depreciation of $5,789,896.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—81.1%	SHARES	VALUE
BIOTECHNOLOGY—35.8%
ACADIA Pharmaceuticals, Inc.*	20,000	$691,800
Alexion Pharmaceuticals, Inc.*	25,500	3,332,340
Amicus Therapeutics, Inc.*	60,000	330,000
Array BioPharma, Inc.*	13,000	141,310
Bavarian Nordic A/S*	7,950	313,465
Bellicum Pharmaceuticals, Inc.*	43,000	575,340
Biogen, Inc.*	10,500	2,911,020
BioMarin Pharmaceutical, Inc.*	40,000	3,505,200
Bluebird Bio, Inc.*	14,000	1,043,000
Catabasis Pharmaceuticals, Inc.*	19,638	79,141
Celgene Corp.*	33,000	3,832,950
Clovis Oncology, Inc.*	24,000	1,555,200
Curis, Inc.*	50,000	143,500
Exelixis, Inc.*	18,000	326,160
Five Prime Therapeutics, Inc.*	12,000	549,720
Genmab A/S*	4,000	774,686
Gilead Sciences, Inc.	19,000	1,376,550
Global Blood Therapeutics, Inc.*	10,000	161,500
Halozyme Therapeutics, Inc.*	113,000	1,305,150
Incyte Corp.*	44,500	5,393,845
Neurocrine Biosciences, Inc.*	14,000	600,740
ProShares UltraShort Nasdaq Biotechnology*	20,000	628,400
Ra Pharmaceuticals, Inc.*	14,654	233,585
Sarepta Therapeutics, Inc.*	70,000	2,174,200
Shire PLC.#	17,000	2,852,770
Spark Therapeutics, Inc.*	19,000	1,198,140
TESARO, Inc.*	17,000	2,768,280
United Therapeutics Corp.*	1,500	245,445
Vertex Pharmaceuticals, Inc.*	20,000	1,717,400
		40,760,837
HEALTH CARE EQUIPMENT—17.8%
ABIOMED, Inc.*	27,500	2,925,175
Boston Scientific Corp.*	35,000	842,100
CR Bard, Inc.	7,500	1,779,975
Danaher Corp.	8,000	671,360
DexCom, Inc.*	35,000	2,770,250
Edwards Lifesciences Corp.*	33,000	3,175,920
Glaukos Corp.*	21,000	865,620
IDEXX Laboratories, Inc.*	21,500	2,630,095
Masimo Corp.*	21,000	1,545,180
Nevro Corp.*	12,000	1,044,240
Obalon Therapeutics, Inc.*	46,795	473,565
Stryker Corp.	12,000	1,482,360
		20,205,840
HEALTH CARE SERVICES—0.3%
Diplomat Pharmacy, Inc.*	11,000	151,140
Tivity Health, Inc.*	8,000	205,200
		356,340

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE SUPPLIES—0.6%
West Pharmaceutical Services, Inc.	8,250	$698,198
HEALTH CARE TECHNOLOGY—1.3%
Agilent Technologies, Inc.	15,000	734,550
Medidata Solutions, Inc.*	3,500	173,390
Veeva Systems, Inc., Cl. A*	15,000	634,950
		1,542,890
LIFE SCIENCES TOOLS & SERVICES—2.2%
Illumina, Inc.*	7,000	1,120,700
NanoString Technologies, Inc.*	50,000	902,000
Patheon NV*	15,000	430,350
		2,453,050
MANAGED HEALTH CARE—8.7%
Aetna, Inc.	8,000	948,880
Cigna Corp.	4,000	584,880
Humana, Inc.	9,000	1,786,500
UnitedHealth Group, Inc.	33,000	5,349,300
WellCare Health Plans, Inc.*	8,500	1,237,090
		9,906,650
PHARMACEUTICALS—14.4%
Aerie Pharmaceuticals, Inc.*	34,000	1,492,600
Allergan PLC.	11,750	2,571,957
AstraZeneca PLC.#	43,000	1,170,890
Bristol-Myers Squibb Co.	79,000	3,883,640
Dermira, Inc.*	36,000	1,059,840
Eli Lilly & Co.	47,500	3,658,925
Emmaus Life Sciences, Inc.*,@	479,063	143,719
GlaxoSmithKline PLC.#	23,000	904,130
GW Pharmaceuticals PLC.#*	4,500	517,410
Zoetis, Inc.	17,000	933,980
		16,337,091
TOTAL COMMON STOCKS
(Cost $80,606,785)		92,260,896
PREFERRED STOCKS—19.1%	SHARES	VALUE
BIOTECHNOLOGY—18.7%
Prosetta Biosciences, Inc., Series D*,@,(a)	897,366	3,033,097
Tolero Pharmaceuticals, Inc.*,@,(a)	1,638,547	18,204,257
		21,237,354
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc., Series DD*,@	8,965	509,392
TOTAL PREFERRED STOCKS
(Cost $9,270,545)		21,746,746
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	21,800	–
Neuralstem, Inc., 1/8/2019*,@	26,471	–
		–

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

RIGHTS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—–%
Emmaus Life Sciences, Inc., 9/11/2018*,@	320,000	$–
TOTAL RIGHTS
(Cost $1)		–
Total Investments
(Cost $89,877,331)(b)	100.2%	114,007,642
Liabilities in Excess of Other Assets	(0.2)%	(261,145)
NET ASSETS	100.0%	$113,746,497

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Emmaus Life Sciences, Inc.	09/09/13	$800,000	0.42%	$84,745	0.08%
Emmaus Life Sciences, Inc.	06/06/14	556,721	0.28%	58,974	0.05%
Emmaus Life Sciences, Inc.,
Rights	09/09/13	0	0.00%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	290,376	0.15%	509,392	0.45%
Neuralstem, Inc.	01/03/14	0	0.00%	0	0.00%
Dyax Corp.	04/01/15	0	0.00%	0	0.00%
Dyax Corp.	10/15/15	0	0.00%	0	0.00%
Prosetta Biosciences, Inc., Series
D	02/06/15	4,038,147	2.00%	3,033,097	2.67%
Tolero Pharmaceuticals, Inc.	08/01/14	3,914,286	2.01%	14,418,525	12.67%
Tolero Pharmaceuticals, Inc.	10/31/14	1,027,736	0.49%	3,785,732	3.33%
Total				$21,890,465	19.25%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $91,211,403, amounted to $22,796,239 which consisted of aggregate gross unrealized appreciation of $29,917,717 and aggregate gross unrealized depreciation of $7,121,478.

See Notes to Financial Statements

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—90.0%	SHARES	VALUE
AEROSPACE & DEFENSE—2.8%
General Dynamics Corp.	7,200	$1,303,776
The Boeing Co.	10,004	1,634,854
		2,938,630
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	6,204	677,043
AIRPORT SERVICES—0.7%
Macquarie Infrastructure Corp.	9,780	733,402
APPAREL RETAIL—0.4%
VF Corp.	7,700	396,396
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
BlackRock, Inc.	4,100	1,533,318
AUTO PARTS & EQUIPMENT—1.0%
Delphi Automotive PLC.	15,500	1,085,930
BIOTECHNOLOGY—1.3%
Amgen, Inc.	4,100	642,388
Gilead Sciences, Inc.	9,700	702,765
		1,345,153
BREWERS—0.9%
Molson Coors Brewing Co., Cl. B	9,800	945,896
BUILDING PRODUCTS—1.0%
Johnson Controls International PLC.	23,875	1,050,023
CABLE & SATELLITE—2.4%
Comcast Corporation, Cl. A	33,291	2,510,807
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	41,100	1,262,592
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	11,100	536,019
CONSUMER FINANCE—0.8%
Discover Financial Services	11,800	817,504
DIVERSIFIED BANKS—5.1%
JPMorgan Chase & Co.	42,602	3,605,407
Wells Fargo & Co.	32,767	1,845,765
		5,451,172
DIVERSIFIED CHEMICALS—0.9%
The Dow Chemical Co.	16,500	983,895
DRUG RETAIL—1.6%
CVS Caremark Corp.	15,600	1,229,436
Walgreens Boots Alliance, Inc.	6,100	499,834
		1,729,270
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Eaton Corp., PLC.	9,500	672,410
FINANCIAL EXCHANGES & DATA—1.6%
CME Group, Inc.	13,763	1,666,424
HEALTH CARE EQUIPMENT—0.8%
Becton Dickinson and Co.	5,100	904,179
HOME IMPROVEMENT RETAIL—2.0%
The Home Depot, Inc.	15,200	2,091,216

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—0.7%
Royal Caribbean Cruises Ltd.	8,400	$786,492
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	18,225	1,596,510
HYPERMARKETS & SUPER CENTERS—0.7%
Wal-Mart Stores, Inc.	11,700	780,858
INDUSTRIAL CONGLOMERATES—4.0%
General Electric Co.	68,347	2,029,906
Honeywell International, Inc.	18,744	2,217,790
		4,247,696
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	3,519	491,815
INTEGRATED OIL & GAS—3.6%
Exxon Mobil Corp.	32,100	2,692,869
TOTAL SA#	21,900	1,107,264
		3,800,133
INTEGRATED TELECOMMUNICATION SERVICES—3.2%
AT&T, Inc.	30,300	1,277,448
Verizon Communications, Inc.	43,829	2,148,059
		3,425,507
INTERNET SOFTWARE & SERVICES—4.4%
Alphabet, Inc., Cl. A*	2,005	1,644,481
Alphabet, Inc., Cl. C*	2,010	1,601,548
Facebook, Inc., Cl. A*	10,900	1,420,488
		4,666,517
INVESTMENT BANKING & BROKERAGE—2.1%
Morgan Stanley	51,500	2,188,235
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	10,410	620,228
LEISURE PRODUCTS—1.0%
Coach, Inc.	15,700	586,395
Mattel, Inc.	17,300	453,433
		1,039,828
MANAGED HEALTH CARE—2.6%
Aetna, Inc.	11,549	1,369,827
UnitedHealth Group, Inc.	8,912	1,444,635
		2,814,462
MOVIES & ENTERTAINMENT—0.9%
Time Warner, Inc.	10,000	968,500
MULTI-LINE INSURANCE—0.8%
Hartford Financial Services Group, Inc.	16,900	823,199
MULTI-UTILITIES—0.6%
Sempra Energy	6,500	665,535
OIL & GAS EQUIPMENT & SERVICES—1.0%
Halliburton Company	19,500	1,103,115
OIL & GAS EXPLORATION & PRODUCTION—1.0%
ConocoPhillips	21,000	1,023,960
OTHER DIVERSIFIED FINANCIAL SERVICES—1.6%
Bank of America Corp.	77,135	1,746,336

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PACKAGED FOODS & MEATS—0.7%
The Kraft Heinz Co.	8,600	$767,894
PHARMACEUTICALS—8.1%
Bristol-Myers Squibb Co.	27,900	1,371,564
Eli Lilly & Co.	20,500	1,579,115
GlaxoSmithKline PLC.#	17,100	672,201
Johnson & Johnson	20,000	2,265,000
Pfizer, Inc.	62,024	1,968,022
Roche Holding AG#	23,800	713,048
		8,568,950
RAILROADS—1.6%
CSX Corp.	36,791	1,706,735
RESTAURANTS—1.7%
Darden Restaurants, Inc.	8,100	593,568
McDonald's Corp.	9,800	1,201,186
		1,794,754
SEMICONDUCTOR EQUIPMENT—1.1%
Kla-Tencor Corp.	13,444	1,144,219
SEMICONDUCTORS—4.1%
Broadcom Ltd.	10,900	2,174,550
Intel Corp.	42,000	1,546,440
QUALCOMM, Inc.	12,100	646,503
		4,367,493
SOFT DRINKS—2.7%
PepsiCo, Inc.	19,800	2,054,844
The Coca-Cola Co.	20,700	860,499
		2,915,343
SYSTEMS SOFTWARE—4.0%
Choicestream, Inc.*,@,(a)	5,064	–
Microsoft Corp.	66,604	4,305,949
		4,305,949
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.0%
Apple, Inc.	33,618	4,079,544
Western Digital Corp.	15,200	1,211,896
		5,291,440
TOBACCO—2.6%
Altria Group, Inc.	39,079	2,781,643
TOTAL COMMON STOCKS
(Cost $62,040,431)		95,764,625
CONVERTIBLE PREFERRED STOCKS—0.6%	SHARES	VALUE
PHARMACEUTICALS—0.6%
Allergan PLC., 5.50%, 3/1/2018*	770	609,447
(Cost $770,000)		609,447
PREFERRED STOCKS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(a)	43,672	–

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(CONT.)
Choicestream, Inc., Cl. B*,@,(a)	89,234	$–
		–
TOTAL PREFERRED STOCKS
(Cost $88,465)		–
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(a)	15,285	–
(Cost $15,269)		–
MASTER LIMITED PARTNERSHIP—1.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.	50,400	1,543,752
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP.	16,300	484,925
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,685,110)		2,028,677
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
HEALTH CARE—0.7%
Welltower, Inc.	11,100	735,930
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	22,200	676,878
SPECIALIZED—1.6%
Crown Castle International Corp.	8,400	737,772
Lamar Advertising Co., Cl. A	12,600	951,552
		1,689,324
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,584,853)		3,102,132
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	15,285	15,285
(Cost $3,780)		15,285
Total Investments
(Cost $67,187,908)(b)	95.4%	101,520,166
Other Assets in Excess of Liabilities	4.6%	4,886,061
NET ASSETS	100.0%	$106,406,227

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

# American Depositary Receipts.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Choicestream, Inc.	03/14/14	$1,468	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	1,856	0.00%	15,285	0.01%
Choicestream, Inc., 6/22/26	08/04/16	15,269	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	34,924	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	53,541	0.05%	0	0.00%
Total				$15,285	0.01%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,917,161, amounted to $34,603,005 which consisted of aggregate gross unrealized appreciation of $36,218,530 and aggregate gross unrealized depreciation of $1,615,525.

See Notes to Financial Statements

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Trust qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger International
Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small
Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and
Alger Growth & Income Fund (collectively, the “Funds” or individually, each a “Fund”).
The Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap
Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger
Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted.
The conversion is completed without the imposition of any sales charges or other fees.
Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the fund’s assets)
to a share class.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Standard Time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Funds’ investments, as presented in the accompanying
Schedules of Investments, represent Management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the
Funds’ industry classifications refer to any one or more of the industry sub-classifications

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of January 31, 2017 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$467,754,925	$467,754,925	—	—
Consumer Staples	110,818,984	110,818,984	—	—
Energy	55,164,949	55,164,949	—	—
Financials	87,322,881	87,322,881	—	—
Health Care	353,632,230	353,632,230	—	—
Industrials	193,768,136	193,768,136	—	—
Information Technology	1,020,522,135	1,019,590,180	—	931,955
Materials	47,261,094	47,261,094	—	—
Telecommunication Services	26,097,968	26,097,968	—	—
TOTAL COMMON STOCKS	$2,362,343,302	$2,361,411,347	—	$931,955
CORPORATE BONDS
Information Technology	387,502	—	—	387,502
MASTER LIMITED PARTNERSHIP
Financials	25,088,727	25,088,727	—	—
PREFERRED STOCKS
Health Care	4,357,071	—	—	4,357,071
Information Technology	4,295,976	—	—	4,295,976
TOTAL PREFERRED STOCKS	$8,653,047	—	—	$8,653,047
REAL ESTATE INVESTMENT TRUST
Financials	7,276,500	7,276,500	—	—
Real Estate	27,784,413	27,784,413	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$35,060,913	$35,060,913	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$2,431,533,491	$2,421,560,987	—	$9,972,504

Alger International Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$12,594,173	—	$12,594,173	—
Consumer Staples	10,831,306	1,672,122	9,159,184	—
Energy	21,648,301	9,928,055	11,720,246	—
Financials	47,894,483	12,187,598	35,706,885	—
Health Care	11,200,313	1,227,585	9,972,728	—
Industrials	22,865,151	2,891,680	19,973,471	—
Information Technology	23,708,836	8,557,937	15,150,899	—
Materials	10,650,439	605,817	10,044,622	—
Telecommunication Services	6,574,915	—	6,574,915	—
TOTAL COMMON STOCKS	$167,967,917	$37,070,794	$130,897,123	—
TOTAL INVESTMENTS IN
SECURITIES	$167,967,917	$37,070,794	$130,897,123	—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$25,014,009	$25,014,009	—	—
Consumer Staples	5,445,174	5,445,174	—	—
Energy	2,344,917	2,344,917	—	—
Financials	11,707,423	11,707,423	—	—
Health Care	28,855,950	28,855,950	—	—
Industrials	23,954,742	23,954,742	—	—
Information Technology	40,684,914	40,585,348	—	99,566
Materials	7,816,254	7,816,254	—	—
TOTAL COMMON STOCKS	$145,823,383	$145,723,817	—	$99,566
PREFERRED STOCKS
Health Care	6,241,732	—	—	6,241,732
Information Technology	458,967	—	—	458,967
TOTAL PREFERRED STOCKS	$6,700,699	—	—	$6,700,699
REAL ESTATE INVESTMENT TRUST
Real Estate	6,224,895	6,224,895	—	—
SPECIAL PURPOSE VEHICLE
Financials	343,113	—	—	343,113
TOTAL INVESTMENTS IN
SECURITIES	$159,092,090	$151,948,712	—	$7,143,378

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$10,697,767	$10,697,767	—	—
Consumer Staples	5,101,703	5,101,703	—	—
Energy	5,065,370	5,065,370	—	—
Financials	15,605,521	15,605,521	—	—
Health Care	42,863,605	42,863,605	—	—
Industrials	12,432,669	12,432,669	—	—
Information Technology	41,164,034	40,669,669	—	494,365
Materials	1,569,580	1,569,580	—	—
TOTAL COMMON STOCKS	$134,500,249	$134,005,884	—	$494,365
MASTER LIMITED PARTNERSHIP
Financials	2,094,295	2,094,295	—	—
PREFERRED STOCKS
Health Care	3,584,574	—	—	3,584,574
Information Technology	2,278,845	—	—	2,278,845
TOTAL PREFERRED STOCKS	$5,863,419	—	—	$5,863,419
REAL ESTATE INVESTMENT TRUST
Real Estate	4,360,361	4,360,361	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$146,818,324	$140,460,540	—	$6,357,784

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$9,279,619	$9,279,619	—	—
Consumer Staples	2,450,963	2,450,963	—	—
Energy	1,886,064	1,886,064	—	—
Financials	6,651,142	6,651,142	—	—
Health Care	42,550,401	42,550,401	—	—
Industrials	13,417,065	13,417,065	—	—
Information Technology	42,196,165	42,196,165	—	—
Materials	3,408,291	3,408,291	—	—
TOTAL COMMON STOCKS	$121,839,710	$121,839,710	—	—
PREFERRED STOCKS
Health Care	1,818,239	—	—	1,818,239
REAL ESTATE INVESTMENT TRUST
Real Estate	1,091,306	1,091,306	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	316,011	—	—	316,011
TOTAL INVESTMENTS IN
SECURITIES	$125,065,266	$122,931,016	—	$2,134,250

Alger Small Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$5,539,846	$5,539,846	—	—
Energy	6,845,396	6,845,396	—	—
Financials	17,925,994	17,925,994	—	—
Health Care	104,757,453	104,757,453	—	—
Industrials	20,575,679	20,575,679	—	—
Information Technology	94,416,327	94,416,327	—	—
Materials	7,229,204	7,229,204	—	—
TOTAL COMMON STOCKS	$257,289,899	$257,289,899	—	—
PREFERRED STOCKS
Health Care	155,304	—	—	155,304
TOTAL INVESTMENTS IN
SECURITIES	$257,445,203	$257,289,899	—	$155,304

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Health Care	$92,260,896	$91,029,026	$1,088,151	$143,719
PREFERRED STOCKS
Health Care	21,746,746	—	—	21,746,746
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$114,007,642	$91,029,026	$1,088,151	$21,890,465

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$11,830,170	$11,830,170	—	—
Consumer Staples	11,517,414	11,517,414	—	—
Energy	5,927,208	5,927,208	—	—
Financials	14,226,188	14,226,188	—	—
Health Care	13,632,744	13,632,744	—	—
Industrials	12,025,939	12,025,939	—	—
Information Technology	21,038,210	21,038,210	—	—
Materials	1,475,710	1,475,710	—	—
Telecommunication Services	3,425,507	3,425,507	—	—
Utilities	665,535	665,535	—	—
TOTAL COMMON STOCKS	$95,764,625	$95,764,625	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	609,447	609,447	—	—
CORPORATE BONDS
Information Technology	15,285	—	—	15,285
MASTER LIMITED PARTNERSHIP
Energy	484,925	484,925	—	—
Financials	1,543,752	1,543,752	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$2,028,677	$2,028,677	—	—
PREFERRED STOCKS
Information Technology	—	—	—	—
REAL ESTATE INVESTMENT TRUST
Financials	676,878	676,878	—	—
Real Estate	2,425,254	2,425,254	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$3,102,132	$3,102,132	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$101,520,166	$101,504,881	—	$15,285

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2016	$1,172,607
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(240,652)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	931,955
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(240,652)

Alger Capital Appreciation Fund	Corporate Bonds
Opening balance at November 1, 2016	$387,502
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	387,502
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$–

Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2016	$10,752,714
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(2,099,667)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	8,653,047
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(2,099,667)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Warrants
Opening balance at November 1, 2016	$379,752
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(379,752)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(379,752)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2016	$125,276
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(25,710)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	99,566
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(25,710)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2016	$2,103,258
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	4,597,441
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	6,700,699
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$4,597,441

Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2016	$327,271
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	15,842
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	343,113
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$15,842

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Fund	Common Stocks
Opening balance at November 1, 2016	$622,021
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(127,656)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	494,365
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(127,656)

Alger SMid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2016	$6,615,493
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(752,074)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	5,863,419
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(752,074)

Alger SMid Cap Growth Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2016	$396,005
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,422,234
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	1,818,239
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$1,422,234

Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$—

Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2016	$301,420
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	14,591
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	316,011
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$14,591

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Preferred Stocks
Opening balance at November 1, 2016	$56,319
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	98,985
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	155,304
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$98,985

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2016	$143,719
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	143,719
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$–

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2016	$6,250,448
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	15,496,298
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	21,746,746
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$15,496,298

Alger Health Sciences Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Common Stocks
Opening balance at November 1, 2016	$0
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	0
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$—

Alger Growth & Income Fund	Corporate Bonds
Opening balance at November 1, 2016	$15,285
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	15,285
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$–

Alger Growth & Income Fund	Preferred Stocks
Opening balance at November 1, 2016	$52,648
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(52,648)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(52,648)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Fund	Warrants
Opening balance at November 1, 2016	$14,979
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(14,979)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(14,979)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable		Weighted
	January 31, 2017	Methodology	Input	Input/ Range	Average
Alger Capital Appreciation Fund
Common Stocks	$99,566	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario	10-50%	N/A
			Probability
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	6,700,699	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario	10-80%	N/A
			Probability
			Time to Exit	1.1-3.1 Years	N/A
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Corporate Bonds	387,502	Income	Discount Rate	40%	N/A
		Approach
Alger Mid Cap Growth Fund
Common Stocks	$931,955	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario	10-50%	N/A
			Probability
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	6,700,699	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40.5%	23.68%
			Scenario	10-80%	43.5%
			Probability
			Time to Exit	1.1-3.1 Years	N/A
Special Purpose	343,113	Market	Revenue Multiple	3.0x-4.2x	N/A
Vehicle		Approach
Alger Health Sciences Fund
Common Stocks	143,719	Income	Discount Rate	30%	N/A
		Approach
Preferred Stocks	509,392	Market	Scenario	80-100%	N/A
		Approach	Probability Time	1.0-2.5 Years	N/A
			to Exit	67.8%	N/A
			Volatility
Preferred Stocks	21,237,354	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40.5%	24.31%
			Scenario	10-80%	45.00%
			Probability
Rights	-	Income	Discount Rate	30%	N/A
		Approach
Alger Growth & Income Fund
Common Stocks	0	Income	Discount Rate	40%	N/A
		Approach
Preferred Stocks	0	Income	Discount Rate	40%	N/A
		Approach

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Corporate Bonds	15,285	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Alger SMid Cap Growth Fund
Common Stocks	494,365	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario	10-50%	N/A
			Probability
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	2,802,192	Market	Scenario	80-100%	N/A
		Approach	Probability Time	1.0-2.5 Years	N/A
			to Exit	67.8%	N/A
			Volatility
Preferred Stocks	3,061,227	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	24.81%
			Scenario	10-50%	N/A
			Probability
			Time to Exit	1.1-3.1 Years	N/A
Alger Small Cap Growth Fund
Preferred Stocks	1,818,239	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	21.67%
			Scenario	10-50%	N/A
			Probability
			Time to Exit	1.1-3.1 Years	N/A
Special Purpose	316,011	Market	Revenue Multiple	3.0x-4.2x	N/A
Vehicle		Approach
Alger Small Cap Focus Fund
Preferred Stocks	43,126	Market	Scenario	80-100%	N/A
		Approach	Probability Time	1.0-2.5 Years	N/A
			to Exit	67.8%	N/A
			Volatility
Preferred Stocks	112,178	Discounted	Discount Rate	21.5-22.5%	N/A
		Cash Flow

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2017 there were no transfers of securities between Level 1, Level 2 and
Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2017, such assets are categorized within the disclosure hierarchy as follows:

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Fund	$59,308,081	—	$59,308,081	—
Alger International Growth Fund	6,122,437	—	6,122,437	—
Alger Mid Cap Growth Fund	9,065,896	—	9,065,896	—
Alger SMid Cap Growth Fund	8,160	—	8,160	—
Alger Small Cap Growth Fund	(4,379)	—	(4,379)	—
Alger Small Cap Focus Fund	3,462,601	—	3,462,601	—
Alger Health Sciences Fund	(46)	—	(46)	—
Alger Growth & Income Fund	4,539,876	—	4,539,876	—
Total	$82,502,626	—	$82,502,626	—

Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2017, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended January 31, 2017, there were no open derivative instruments.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2017. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at			Shares at		Value at
	October 31,			January 31,	Dividend	January 31,
Security	2016	Additions	Reductions	2016	Income	2016
Alger Capital Appreciation Fund
Common Stocks
Choicestream Inc.*	82,955	—	—	82,955	—	$0
Preferred Stocks
Choicestream, Inc.	2,365,288	—	—	2,365,288	—	0
Class A & Class B*
Corporate Bonds
Choicestream, Inc.,	387,502	—	—	387,502	—	387,502
11.0%,8/05/18
Warrants
Choicestream, Inc., 06/22/26	387,502	—	—	387,502	—	0

Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	219,610	—	—	219,610	—	742,282
Inc.*
Tolero Pharmaceuticals, Inc.*	495,000	—	—	495,000	—	5,499,450

Alger SMid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	231,474	—	—	231,474	—	782,382
Inc.*

Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences,	50,688	—	—	50,688	—	171,326
Inc.*
Tolero Pharmaceuticals, Inc.*	148,237	—	—	148,237	—	1,646,913

Alger Small Cap Focus Fund
Preferred Stocks
Tolero Pharmaceuticals, Inc.*	10,097	—	—	10,097	—	112,178

Alger Health Sciences Fund

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Preferred Stocks
Prosetta Biosciences,	897,366	—	—	897,366	—	3,033,097
Inc.*
Tolero Pharmaceuticals, Inc.*	1,638,547	—	—	1,638,547	—	18,204,257
Alger Growth & Income Fund
Common Stocks
Choicestream Inc.*	5,064	—	—	5,064	—	0
Preferred Stocks
Choicestream, Inc.	132,906	—	—	132,906	—	0
Class A & Class B*
Corporate Bonds
Choicestream, Inc.,	15,285	—	—	18,285	—	15,285
11.0%,8/05/18
Warrants
Choicestream, Inc., 06/22/26	15,285	—	—	15,285	—	0

* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By /s/Hal Liebes

Hal Liebes

President

Date: March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 27, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 27, 2017